Thrivent AdvisorFlex Variable AnnuityTM
Thrivent Variable Annuity Account I

Updating Summary Prospectus April 30, 2026
This updating summary prospectus summarizes key features of the Thrivent AdvisorFlex Variable Annuity Contract (the “Contract”) offered by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment as is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
Thrivent’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The statutory prospectus for the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current statutory prospectus and other information about the Contract is available online at dfinview.com/Thrivent/AdvisorFlex. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
If you elect to have the investment advisor fee deducted from the Contract , this deduction may reduce the death benefit or the optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal tax penalty. Pursuant to guidance provided by the Internal Revenue Service in a series of Private Letter Rulings, we will only permit the automatic deduction of investment advisor fees from the Contract to be directly paid to the registered investment advisor, if certain requirements are met.  If the requirements are met through you completing our form in good order, we will not treat the deduction of fees as taxable distributions.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Special Terms
Accumulated Value	The sum of the values for your Contract in Subaccounts and the Fixed Account.
Age	The Annuitant’s Issue Age increased by one on each Contract Anniversary.
Annuity Date	A date when annuity income payments begin.
Contract	The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this prospectus.
Contract Year	The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.
Fixed Account
An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a Subaccount. For the current interest rate, please call our Service Center at 1-800-847-4836.

Investment Option	A Variable Option or the Fixed Account available in this Contract.
Owner, you, your, yours	The owner of this contract.
Portfolio	Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Qualified Plan	A retirement plan that receives favorable tax treatment under Section 408, 408A or similar provisions of the Internal Revenue Code.
Service Center	Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Subaccount	A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Surrender Charge	A charge that applies to withdrawals that have not met the waiting period. Each premium payment has its own 3-year Surrender Charge period.
Variable Option	An Investment Option under the Contract of which the value of the contract during the accumulation phase varies according to the investment experience of a Subaccount.
Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The Annual Portfolio expenses table was updated to reflect the new range. The lowest and highest annual cost examples have been revised to reflect the new range.
Fee Table	The Fee Table has been updated with the new range of Portfolio Expenses.
Other Changes
The Appendix has been revised to reflect the updated performance information and the current expenses for the Portfolios.
The DFA VA International Small Portfolio has been renamed the
Dimensional VA International Small Portfolio.
The DFA VA US Targeted Value Portfolio has been renamed the
Dimensional VA US Targeted Value Portfolio.
The MFS® VIT II International Intrinsic Value Portfolio has been renamed the MFS® VIT II International Intrinsic Equity Portfolio.
The Vanguard® VIF Capital Growth Portfolio will be renamed the
Vanguard® VIF PRIMECAP Portfolio on or about May 12, 2026.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum
Surrender Charge is 2% during the first year after a premium payment and is
1% in years two and three. If you make an early withdrawal, you could pay a
Surrender Charge of up to $2,000 on a $100,000 investment.
You may surrender a free amount each Contract Year. In the first Contract
Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is 10% of the Accumulated Value existing at the start of that Contract Year.
				Fee Table
Are There Transaction Charges?
Yes. In addition to Surrender Charges , there may also be charges for other transactions.
You may make 24 free Subaccount transfers in each Contract Year. On subsequent Subaccount transfers (other than the Dollar Cost Averaging and
Automatic Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
				Fee Table
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.
				Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of daily net assets of each Portfolio)	0%	0.50%
	Portfolio Company fees and expenses (With Fund Facilitation Fee added. Expenses that you pay as a percentage of your investment. Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio )	0.22%	2.675%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios )	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $634	Highest Annual Cost: $3,255
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees	Most expensive combination of optional benefits, Portfolio fees and expenses including a 0.35% fund facilitation fee.
	No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.20%
	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
	No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals
RISKS			Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract.		Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. Each premium payment has a separate
3-year Surrender Charge that may decrease the surrender value.
Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract. Each Investment Option (including the
Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Thrivent. Any obligations (including those under the Fixed Account), guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about
Thrivent, including its financial strength ratings are available upon request bycalling 1-800-847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS			Location in Statutory Prospectus
Are There Limits on the Investment Options?
Yes. We reserve the right to add, delete, combine or substitute investment options.
The total amount transferred from a Subaccount or the Fixed Account must be at least $200. However, if the total value in a Subaccount or the Fixed
Account is less than $200, the entire amount may be transferred.
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed
Account, excluding any Accumulated Value in the DCA Fixed Account, at the
time the first transfer is made in that Contract Year.
Purchases and Contract Value – Fixed Account

Are There Any Restrictions on Contract Benefits?
Yes. You may only select the Maximum Anniversary Death Benefit (MADB)
Rider at the time of Contract application for an additional charge.
The MADB is decreased by the same proportion as the Accumulated Value was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.
Premium amounts of $1 million or greater will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $1 million
If you elect to pay the investment advisor fee from the Accumulated Value of the Contract, this deduction will reduce the value of the death benefit and optional death benefit (if elected), and may be subject to federal and state income taxes and a 10% federal penalty tax. See Charges – Investment
Advisor Fees in the statutory prospectus for additional information.
Benefits Available Under the Contract
TAXES	Location in Statutory Prospectus
Taxes – What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals may be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
How are Investment Professionals Compensated?
Financial advisors receive compensation for selling the Contracts. Pursuant to guidance provided by the Internal Revenue Service in a series of Private
Letter Rulings, we will only permit the automatic deduction of investment advisor fees from the Contract to be directly paid to the registered investment advisor, if certain requirements are met. If the requirements are met through you completing our form in good order, we will not treat the deduction of fees as taxable distributions.
Financial advisors may have a financial incentive to offer or recommend the
Contract over another investment.
Distribution of the Contracts
Should I Exchange My Contract?
Financial advisors may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.
Taxes – Exchanges of Annuity Contracts

Appendix: Investment Options Available Under the Contract
(a) Variable Options Available Under the Contract
The following is a list of Portfolios that correspond to the Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
					1 YEAR	5 YEAR	10 YEAR
Global Large-Stock Growth	American Funds IS® Global Growth Portfolio - Class 1; Capital Research and Management Company	0.40%[2]	0.35%	0.75%	21.98%	8.51%	12.46%
Large Blend	American Funds IS® Growth-Income Portfolio - Class 1; Capital Research and Management Company	0.28%	0.35%	0.63%	18.37%	14.19%	14.20%
Foreign Large Growth	American Funds IS® International Portfolio - Class 1; Capital Research and Management Company	0.47%[2]	0.35%	0.82%	27.04%	3.66%	7.26%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio - Class I; BlackRock Advisors, LLC	0.43%[2]	0.35%	0.78%	8.00%	-0.37%	2.18%
Foreign Small/Mid Blend	Dimensonal VA International Small Portfolio[5] - Institutional Class; Dimensional Fund Advisors LP	0.39%	0.35%	0.74%	36.99%	8.89%	8.68%
Small Value	Dimensional VA U.S. Targeted Value Portfolio[6] - Institutional Class; Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	8.95%	13.60%	11.00%
Diversified Emerging Mkts	Fidelity® VIP Emerging Markets Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.87%	0.20%	1.07%	41.20%	5.88%	10.93%
Foreign Large Growth	Fidelity® VIP International Capital Appreciation Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.78%	0.20%	0.98%	18.69%	6.26%	9.81%
Mid-Cap Value	Fidelity® VIP Value Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.60%	0.20%	0.80%	11.23%	13.10%	11.24%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio - Institutional Class; Janus Henderson Investors, US LLC	0.72%	0.20%	0.92%	7.67%	7.62%	12.79%

INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
					1 YEAR	5 YEAR	10 YEAR
Intermediate Core Bond	John Hancock Core Bond Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (Allspring Global Investments, LLC)	0.62%[2]	0.10%	0.72%	7.03%	-0.52%	1.96%
Foreign Large Blend	John Hancock International Equity Index Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (SSGA Funds Management, Inc.)	0.34%[2]	0.10%	0.44%	32.57%	7.68%	8.33%
Multisector Bond	John Hancock Strategic Income Opportunities Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (Manulife Investment Management (US) LLC	0.74%[2]	0.10%	0.84%	7.51%	1.61%	3.26%
Large Blend	MFS® VIT II Blended Research Core Equity Portfolio - Initial Class	0.30%[2]	0.10%	0.40%	16.10%	15.30%	13.88%
Corporate Bond	MFS® VIT II Corporate Bond Portfolio - Initial Class	0.63%[2]	0.10%	0.73%	7.56%	-0.06%	3.32%
Foreign Large Blend	MFS® VIT II International Intrinsic Equity Portfolio[7] - Initial Class	0.89%[2]	0.10%	0.99%	33.26%	7.28%	9.95%
Technology	MFS® VIT II Technology Portfolio - Initial Class	0.82%[2]	0.10%	0.92%	16.57%	12.45%	18.64%
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Initial Class	0.90%[2]	0.10%	1.00%	3.53%	1.32%	5.01%
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Initial Class	0.79%[2]	0.10%	0.89%	5.98%	10.18%	9.95%
Large Value	MFS® VIT Value Series Portfolio - Initial Class	0.69%[2]	0.10%	0.79%	13.01%	9.95%	10.05%
Global Bond	PIMCO VIT Global Bond Opportunities (Unhedged) - Institutional Class	1.00%	0.35%	1.35%	13.04%	0.32%	2.62%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1.02%	0.35%	1.37%	15.15%	2.60%	5.22%
Long Government	PIMCO VIT Long-Term US Government Portfolio - Institutional Class	2.325%	0.35%	2.675%	6.31%	-6.68%	0.16%
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio - Institutional Class	1.24%	0.35%	1.59%	8.01%	1.36%	3.37%
Foreign Large Blend	Principal Diversified International Portfolio - Class 1; Principal Global Investors, LLC	0.86%	0.35%	1.21%	32.36%	7.40%	8.08%
Intermediate Government	Principal Government & High Quality Bond Portfolio - Class 1; Principal Global Investors, LLC	0.50%	0.35%	0.85%	7.91%	-0.23%	1.26%
Small Blend	Principal SmallCap Portfolio - Class 1; Principal Global Investors, LLC	0.84%	0.35%	1.19%	15.10%	6.29%	9.57%
Global Bond	Templeton Global Bond VIP Portfolio - Class 1; Franklin Advisers, Inc.	0.50%[2]	0.20%	0.70%	16.09%	-0.69%	0.11%

INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
					1 YEAR	5 YEAR	10 YEAR
Large Blend	Thrivent All Cap Portfolio	0.66%	N/A	0.66%	18.05%	11.90%	12.43%
Conservative Allocation	Thrivent Conservative Allocation Portfolio	0.50%	N/A	0.50%	10.17%	4.03%	5.42%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio	0.68%	N/A	0.68%	12.62%	5.92%	6.84%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[2]	N/A	1.15%	32.20%	2.10%	7.47%
Large Blend	Thrivent ESG Index Portfolio	0.36%[2]	N/A	0.36%	17.78%	13.56%	N/A4
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.60%	N/A	0.60%	20.82%	10.69%	10.67%
Health	Thrivent Healthcare Portfolio	0.92%	N/A	0.92%	13.07%	4.62%	7.37%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	N/A	0.45%	8.78%	4.06%	5.32%
Corporate Bond	Thrivent Income Portfolio	0.44%	N/A	0.44%	7.93%	0.38%	3.60%
Foreign Large Blend	Thrivent International Equity Portfolio	0.72%	N/A	0.72%	30.87%	8.54%	7.41%
Foreign Large Blend	Thrivent International Index Portfolio	0.37%	N/A	0.37%	31.15%	8.61%	N/A4
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	N/A	0.43%	16.95%	12.89%	16.35%
Large Blend	Thrivent Large Cap Index Portfolio	0.22%	N/A	0.22%	17.62%	14.17%	14.54%
Large Value	Thrivent Large Cap Value Portfolio	0.62%	N/A	0.62%	19.65%	13.96%	12.16%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[2]	N/A	0.89%	2.50%	1.10%	N/A4
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	N/A	0.25%	7.23%	8.86%	10.46%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	N/A	0.66%	4.73%	6.86%	11.30%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.87%[2]	N/A	0.87%	10.82%	11.31%	N/A4
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	N/A	0.31%	4.06%	3.05%	1.93%
Multisector Bond	Thrivent Multisector Bond Portfolio	0.74%	N/A	0.74%	7.93%	2.43%	3.47%
Real Estate	Thrivent Real Estate Securities Portfolio	0.90%	N/A	0.90%	0.67%	3.89%	4.68%
Short-Term Bond	Thrivent Short-Term Bond Portfolio	0.45%	N/A	0.45%	6.06%	2.75%	2.89%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[2]	N/A	0.94%	1.87%	1.37%	N/A3
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	N/A	0.24%	5.80%	7.06%	9.57%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	N/A	0.70%	2.45%	7.50%	11.93%
Large Blend	Vanguard® VIF PRIMECAP Portfolio[8]; PRIMECAP Management Company	0.34%	0.35%	0.69%	28.98%	13.97%	14.96%

INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
					1 YEAR	5 YEAR	10 YEAR
Foreign Large Growth	Vanguard® VIF International Portfolio; Baillie Gifford Overseas Ltd. and Schroeder Investment Management North America Inc.	0.32%	0.35%	0.67%	19.97%	0.62%	10.48%
Short-Term Bond	Vanguard® VIF Short-Term Investment-Grade Portfolio; The Vanguard Group, Inc.	0.14%	0.35%	0.49%	6.85%	2.23%	2.81%
Small Growth	Vanguard® VIF Small Company Growth Portfolio[9]; ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29%	0.35%	0.64%	6.11%	3.81%	9.61%
Intermediate Core Bond	Vanguard® VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.	0.14%	0.10%	0.24%	6.94%	-0.51%	1.90%
Large Blend	Vanguard® VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.	0.13%	0.10%	0.23%	16.93%	12.98%	14.10%
1
The maximum Fund Facilitation Fee is 0.40%
2
Current expenses reflect temporary fee reductions.
3
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 4/27/2018 and does not have annual returns for the period shown.
4
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 4/29/2020 and does not have annual returns for the period shown.
5
Formerly known as DFA VA International Small Portfolio
6
Formerly known as DFA US Targeted Value Portfolio
7
Formerly known as MFS® VIT II International Intrinsic Value Portoflio
8
Formerly known as Vanguard® VIF Capital Growth Portfolio. Name change will become effective on or about May 12, 2026.
9
Contracts with premium allocated to this portfolio as of April 29, 2020 may continue to add premium, as long as you do not transfer all of the Accumulated Value out of this portfolio. New contracts issued on or after April 30, 2020 may not invest in this portfolio.
(b) Fixed Account Investment Option Available Under the Contract
On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the Accumulated Value in other investment options to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. Interest guarantees are subject to Thrivent’s claims-paying ability. For the current interest rate, please call our Service Center at 1-800-847-4836.The last-in, first-out accounting method will be used for partial surrenders, transfers, and transfer charges.The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Life of the Contract	0.50%

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This updating summary prospectus incorporates by reference the Thrivent AdvisorFlex Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2026, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2026 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/AdvisorFlex. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form #ICC16-WR-FPVA and state variations
EDGAR Contract No. C000211448 32094SPRU R4-26